WARRANT AND OPTION LIABILITY	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
WARRANT AND OPTION LIABILITY

NOTE 6 – WARRANT AND OPTION LIABILITY

The Company has issued warrants which have an exercise price denominated in Canadian dollars while the Company’s functional currency is US dollars. Accordingly, these warrants are remeasured to fair value at each reporting date using the Black-Scholes option pricing model.

A summary of the Company’s warrant liability movement is as follows:

	Weighted Average exercise price	Number of warrants	Warrant liability
	CAD$	#	$
Balance December 31, 2022	0.14	24,935,560	1,016,560
Warrants issued	0.10	14,720,303	533,874
Warrants expired	0.15	(264,810)	(5,791)
Fair value adjustment for warrants outstanding			(1,410,748)
Balance, December 31, 2023	0.12	39,391,053	133,895
Warrants issued	0.10	15,540,000	421,356
Warrants expired	0.14	(18,420,750)	(29,827)
Fair value adjustment for warrants outstanding			60,590
Balance December 31, 2024	0.11	36,510,303	586,014
Warrants issued	0.12	2,141,000	63,036
Warrants expired	0.10	(25,970,303)	(50,482)
Fair value adjustment for warrants outstanding			(107,455)
Balance, September 30, 2025	0.12	12,681,000	491,113
Current portion			0
Non-current portion			491,113

On April 25, 2025, in connection with a private placement of flow-through shares, the Company issued 480,000 common share purchase warrants to non-arm’s length brokers. The warrants have an exercise price of CAD$0.12 and an expiry date of October 25, 2026. The fair value of warrants on initial recognition was $10,891 and was recorded as share issuance costs.

On June 30, 2025, in connection with a private placement of units, the Company issued 1,661,000 common share purchase warrants with an exercise price of CAD$0.12 and an expiry date of June 30, 2028. If, at any time after the date that is 4 months and one day after the date of issuance of the Warrants, the average volume weighted trading price of the Company’s Common Shares on the Canadian Securities Exchange (or such other stock exchange on which the Common Shares may be traded from time to time) is at or above CAD $0.20 per share for a period of 10 consecutive trading days (the “Triggering Event”), the Company may at any time, after the Triggering Event, accelerate the expiry date of the Warrants by giving ten calendar days notice to the holders of the Warrants, by way of news release, and in such case the Warrants will expire on the first day that is 30 calendar days after the date on which such notice is given by the Company announcing the Triggering Event. The fair value of warrants on initial recognition was $52,145.

A summary of the Company's outstanding and exercisable warrants is as follows:

September 30, 2025
Expiry date	Number of warrants outstanding	Weighted average exercise price (CAD)	Weighted average remaining life	Weighted average share price (CAD)	Weighted average volatility	Weighted average risk free interest rate
	#	$	Years	$
October 25, 2027	6,000,000	0.12	2.07	0.07	183%	4%
December 3, 2027	3,230,000	0.12	2.18	0.07	179%	4%
December 23, 2027	1,310,000	0.12	2.23	0.07	178%	4%
October 25, 2026	480,000	0.12	1.07	0.07	181%	4%
June 30, 2028	1,661,000	0.12	2.75	0.07	172%	4%
	12,681,000	0.12	2.16	0.07	180%	4%

December 31, 2024
Expiry date	Number of warrants outstanding	Weighted average exercise price (CAD)	Weighted average remaining life	Share price	Weighted average volatility	Weighted average risk free interest rate
	#	$	Years	$
April 13, 2025	6,250,000	0.15	0.28	0.03	246%	4%
April 24, 2025	14,500,000	0.10	0.31	0.03	245%	4%
January 17, 2026	5,000,000	0.05	1.05	0.03	119%	4%
October 25, 2027	6,000,000	0.12	2.82	0.03	244%	4%
December 3, 2027	3,230,000	0.12	2.92	0.03	240%	4%
December 23, 2027	1,310,000	0.12	2.98	0.03	238%	4%
April 24, 2025	220,303	0.10	0.31	0.03	117%	4%
	36,510,303	0.11	1.15	0.03	226%	4%

Option liability

During the third quarter ending September 30, 2024, the Company granted 3,333,333 options to purchase shares held by Athena in Carlton Precious Inc (fka Nubian Resources Ltd) at an exercise price of CAD$0.06, with an expiry date of January 31, 2025. The options had an initial valuation of $71,049. The outstanding options were revalued as of December 31, 2024, using a Black Scholes model and had a valuation of $12,433, resulting in an adjustment of $58,616 for the year ended December 31, 2024. The options expired unexercised on January 31, 2025 and at September 30, 2025, had a fair value of $nil. During the three and nine months ended September 30, 2025, Company recorded a gain on the revaluation of the option liability of $nil and $12,433, respectively (2024 - $nil and $nil).